ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
5.	ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable:
Receivables for loan facilitation and post-origination service from borrowers	170,898	—
Receivables for loan referral service from institutional funding partners	28,945	109,910
Less: allowance for credit losses	(60,679)	—
Total accounts receivable	139,164	109,910

The movement of allowance for uncollectible receivables for the years ended December 31, 2018, 2019 and 2020 are as follows:

		Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	28,014	60,679
Current year credit losses	51,430	144,636	49,231
Current year write off	(23,416)	(111,971)	(109,910)
Balance at end of the year	28,014	60,679	—

Contract assets consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Contract assets	—	48,154
Less: Allowance for credit losses	—	—
Contract assets, net	—	48,154